Taxes on Income (Income Before Income Taxes and Income Taxes Expense (Benefit) Included in the Consolidated Statements of Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income (loss) before income taxes, Israel	$ 15,541	$ 19,486	$ 16,522
Income (loss) before income taxes, foreign jurisdiction	324	(1,061)	787
Income (loss) before income taxes	15,865	18,425	17,309
Current taxes, Israel	2,242	2,383	2,494
Current taxes, foreign jurisdiction	720	465	409
Current taxes	2,962	2,848	2,903
Current tax (benefits) expenses relating to prior years, Israel	26		20
Current tax (benefits) expenses relating to prior years, foreign jurisdiction		(36)
Current tax (benefits) expenses relating to prior years	26	(36)	20
Deferred taxes, Israel	10	(437)	(200)
Deferred taxes, foreign jurisdiction	(270)	(470)	(19)
Deferred taxes	(260)	(907)	(219)
Income tax expense	$ 2,728	$ 1,905	$ 2,704